Interest income and finance expense - Cash interest (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Interest paid	R (1,118)	R (781)	R (1,386)
Interest received	682	960	719
Net interest (paid)/received	R (436)	R 179	R (667)